Share Capital - Schedule of Share Capital (Details) - MYR (RM)	Dec. 31, 2024	Jun. 30, 2024
Issued and fully paid ordinary shares
Number of shares	26,437,500	26,437,500
Amount	RM 23,308,795	RM 23,308,795